COMMITMENTS AND CONTINGENCIES - Licenses (Details) - LTE license ₽ in Billions	Jan. 01, 2013	Jul. 12, 2012 RUB (₽) item
Commitments and Contingencies related to Licenses
Number of years to deploy service	7 years
Minimum number of inhabitants for providing LTE services | item		50,000
Minimum annual investment | ₽		₽ 15